Accounts Receivable, Net	6 Months Ended
Jun. 30, 2022
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Accounts receivable	208,522	383,814	57,302
Less: allowance for doubtful accounts	(2,215)	(5,362)	(801)
Accounts receivable, net	206,307	378,452	56,501

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Balance, beginning of year	3,813	2,215	331
Additions (recovery)	(1,592)	3,094	462
Exchange difference	(6)	53	8
Balance, end of year	2,215	5,362	801

Four unrelated distributors accounted for 34.4%,14.7%,12.1% and 11.0% of the Company’s accounts receivable as of June 30, 2022, respectively. Two unrelated distributors accounted for 23.7% and 20.6% of the Company’s accounts receivable as of December 31, 2021, respectively.